Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	2,142,857
Proposed Maximum Offering Price per Unit	151.13
Maximum Aggregate Offering Price	$ 323,849,978.41
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,723.68
Offering Note	Consists of 2,142,857 of the registrant's common shares issued to the selling shareholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional common shares issuable by reason of any share dividend, share split recapitalization or other similar transaction. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based upon the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Global Select Market on June 23, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).